Statement of Cash Flows - Summary of Changes in Liabilities Incurred From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 133,831,581	₩ 136,890,137
Cash flows	(2,085,856)	(3,800,570)
Increase	90,362	119,161
Effect of exchange rate fluctuations and others	(784,646)	622,853
Ending balance	131,051,441	133,831,581
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,659,381	19,839,652
Cash flows	1,506,642	604,841
Increase	0	0
Effect of exchange rate fluctuations and others	(169,727)	214,888
Ending balance	21,996,296	20,659,381
Debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	111,874,019	113,792,178
Cash flows	(3,447,638)	(4,211,164)
Increase	0	0
Effect of exchange rate fluctuations and others	(653,385)	2,293,005
Ending balance	107,772,996	111,874,019
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,699,456	3,807,880
Cash flows	(549,651)	(612,828)
Increase	90,362	119,161
Effect of exchange rate fluctuations and others	(89,287)	385,243
Ending balance	3,150,880	3,699,456
Dividends Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,063	4,574
Cash flows	(216,780)	(126,902)
Increase	0	0
Effect of exchange rate fluctuations and others	213,036	127,391
Ending balance	1,319	5,063
Derivative liabilities (assets), net
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(2,406,338)	(554,147)
Cash flows	621,571	545,483
Increase	0	0
Effect of exchange rate fluctuations and others	(85,283)	(2,397,674)
Ending balance	₩ (1,870,050)	₩ (2,406,338)